Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financial Effect of Modifications of Financing Receivable (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2023
Interest rate reduction | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Interest rate reduction, Minimum limit		3.90%
Interest rate reduction, Maximum limit		0.00%
Interest rate reduction | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Interest rate reduction, Minimum limit	12.70%	12.60%
Interest rate reduction, Maximum limit	0.40%	0.40%
Interest rate reduction | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Interest rate reduction, Minimum limit	12.40%	14.20%
Interest rate reduction, Maximum limit	1.80%	2.50%
Term extension | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Term extension	1 year	1 year
Term extension | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Term extension	6 years 7 months 6 days	6 years 7 months 6 days
Term extension | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Term extension	4 years 10 months 24 days	4 years 9 months 18 days
Term extension | Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Term extension		6 months
Term extension | Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Modifications [Line Items]
Term extension	6 months	7 months 6 days
Term extension | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Term extension	4 years 8 months 12 days	4 years 8 months 12 days
Principal forgiveness | Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 0	¥ 1
Principal forgiveness | Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Principal forgiveness	40	92
Principal forgiveness | Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Principal forgiveness	177	336
Principal forgiveness | Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	3	108
Principal forgiveness | Net investment in leases | Overseas
Financing Receivable, Modifications [Line Items]
Principal forgiveness	¥ 0	¥ 0